Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2017
Significant Accounting Policies [Line Items]
Ore on leach pads		$ 28,180,000		$ 28,180,000		$ 22,062,000	$ 0	$ 0
Cash equivalents		0		0		0	0
Mineral properties		0		0		$ 0	$ 0
Warrants term						7 years	7 years
Warrants issued to previous equity stockholders represented as a percentage of outstanding new common shares						17.50%
Amount sold		7,636,000	$ 0	18,760,000	$ 0	$ 13,709,000	$ 180,000
Loss before reorganization items and income taxes		0	285,000	0	577,000	905,000	399,000
1.25 Lien Notes
Significant Accounting Policies [Line Items]
Proceeds from issuance of notes	$ 18,000,000.0					77,200,000
Proceeds from issuance of notes						72,000,000.0
Phantom Share Units (PSUs) [Member]
Significant Accounting Policies [Line Items]
Increase (decrease) in value of awards granted						$ 200,000	400,000
Number of shares of common stock considered for cash payment of grants issued						1
Compensation expense				200,000	500,000	$ 500,000	500,000
Gold
Significant Accounting Policies [Line Items]
Amount sold		7,284,000	0	17,612,000	0	12,803,000	178,000
Silver
Significant Accounting Policies [Line Items]
Amount sold		$ 352,000	$ 0	$ 1,148,000	$ 0	$ 906,000	$ 2,000
Operating revenues | Gold | Product concentration
Significant Accounting Policies [Line Items]
Concentration percentage						93.00%	99.00%